Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Major classes of property, plant and equipment and their respective balances for the Companies are as follows:

At December 31,	2017	2016
(millions)

Dominion Energy
Utility:
Generation	$17,602	$17,147
Transmission	15,335	14,315
Distribution	17,408	16,381
Storage	2,887	2,814
Nuclear fuel	1,599	1,537
Gas gathering and processing	219	216
Oil and gas	1,720	1,652
General and other	1,514	1,450
Plant under construction	7,765	6,254
Total utility	66,049	61,766
Nonutility:
Merchant generation-nuclear	1,452	1,419
Merchant generation-other	4,992	4,149
Nuclear fuel	968	897
Gas gathering and processing	630	619
Other-including plant under construction	732	706
Total nonutility	8,774	7,790
Total property, plant and equipment	$74,823	$69,556

Virginia Power
Utility:
Generation	$17,602	$17,147
Transmission	8,332	7,871
Distribution	11,151	10,573
Nuclear fuel	1,599	1,537
General and other	794	745
Plant under construction	2,840	2,146
Total utility	42,318	40,019
Nonutility-other	11	11
Total property, plant and equipment	$42,329	$40,030

Dominion Energy Gas
Utility:
Transmission	$4,732	$4,231
Distribution	3,267	3,019
Storage	1,688	1,627
Gas gathering and processing	202	198
General and other	216	184
Plant under construction	293	448
Total utility	10,398	9,707
Nonutility:
Gas gathering and processing	630	$619
Other-including plant under construction	145	149
Total nonutility	775	768
Total property, plant and equipment	$11,173	$10,475

Share of Jointly-Owned Power Stations

Dominion Energy’s and Virginia Power’s proportionate share of jointly-owned power stations at December 31, 2017 is as follows:

	Bath County Pumped Storage Station(1)	North Anna Units 1 and 2(1)	Clover Power Station(1)	Millstone Unit 3(2)
(millions, except percentages)
Ownership interest	60%	88.4%	50%	93.5%
Plant in service	$1,059	$2,504	$589	$1,217
Accumulated depreciation	(612)	(1,263)	(231)	(381)
Nuclear fuel	—	745	—	552
Accumulated amortization of nuclear fuel	—	(607)	—	(427)
Plant under construction	2	92	6	68

(1)	Units jointly owned by Virginia Power.
(2)	Unit jointly owned by Dominion Energy.